Share based compensation - Share options activities (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Nov. 30, 2023 CNY (¥)	Dec. 31, 2022 USD ($) $ / shares shares
Number of options:
Outstanding number of shares at beginning	2,288,000	2,288,000	1,739,000	1,739,000	2,512,000	2,512,000
Granted	868,000	868,000	1,482,000	1,482,000	1,147,000	1,147,000
Exercised	(1,287,000)	(1,287,000)	(622,000)	(622,000)	(1,580,000)	(1,580,000)
Forfeited	(224,000)	(224,000)	(311,000)	(311,000)	(340,000)	(340,000)
Outstanding number of shares at ending	1,645,000	1,645,000	2,288,000	2,288,000	1,739,000	1,739,000	2,512,000
Options, vested and exercisable	966,000		1,140,000		846,000			966,000	1,140,000		846,000
Weighted Average Exercise Price:
Weighted average exercise price at beginning | $ / shares		$ 0.01		$ 0.1		$ 0.1
Granted | $ / shares		0.01		0.01		0.1
Exercised | $ / shares		0.01		0.03		0.1
Forfeited | $ / shares		0.01		0.04		0.1
Weighted average exercise price at ending | $ / shares		$ 0.01		$ 0.01		$ 0.1	$ 0.1
Weighted average exercise price, vested and exercisable | $ / shares								$ 0.01	$ 0.01		$ 0.1
Weighted Average Remaining Contractual Term and Aggregate Intrinsic Value:
Weighted average contractual term outstanding	8 years 1 month 17 days	8 years 1 month 17 days	8 years 5 months 12 days	8 years 5 months 12 days	8 years 3 months 3 days	8 years 3 months 3 days	8 years 5 months 19 days
Weighted average contractual term, vested and exercisable	7 years 6 months 7 days	7 years 6 months 7 days	7 years 7 months 28 days	7 years 7 months 28 days	7 years 6 months 21 days	7 years 6 months 21 days
Aggregate intrinsic value outstanding | $							$ 10,167	$ 1,759	$ 3,814		$ 2,742
Aggregate intrinsic value exercised | $		$ 1,662		$ 1,357		$ 2,193
Aggregate intrinsic value, vested and exercisable | $								$ 1,033	$ 1,900		$ 1,334
Share options activities, additional information
Weighted average grant date fair value of options granted | $ / shares		$ 1.27		$ 3		$ 4.42
Options granted	868,000	868,000	1,482,000	1,482,000	1,147,000	1,147,000
Grant date fair value of options vested | ¥	¥ 16,009		¥ 27,065		¥ 74,266
Total unrecognized compensation expenses | ¥	¥ 6,399		¥ 14,778		¥ 26,733
Unrecognized compensation cost expected to be recognized over a weighted average period	1 year 7 months 2 days	1 year 7 months 2 days	1 year 6 months 7 days	1 year 6 months 7 days	1 year 5 months 19 days	1 year 5 months 19 days
Second Amended 2018 Plan
Share options activities, additional information
Number of shares available for future grant	37,626							37,626
Plan 2021
Share options activities, additional information
Total unrecognized compensation expenses | ¥										¥ 31,681